Exhibit 99.13

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series Name	2024-3
Collection Period	August 2024
Payment Date	09/20/2024
Transaction Month	5
Anticipated Redemption Date	04/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$604,635,000.00	5.34%	04/22/2030
Class A-1b	$175,000,000.00	SOFR +0.58%	04/22/2030
Class B	$59,605,000.00	5.54%	04/22/2030
Class C	$35,760,000.00	5.73%	04/22/2030

Total	$875,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	09/13/2024
Compound SOFR for Interest Period	5.34173%
Spread over Compounded SOFR	0.58%
Note Interest Rate	5.92173%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	31
Note Monthly Interest	$892,371.81

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series 2024-3 Available Funds and other sources of funds
Series 2024-3 Allocation Percentage x Group One Available Funds	$55,992,197.84
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$55,992,197.84

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$69.89	$69.89	$0.00	$0.00	$55,992,127.95
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$55,990,877.95
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$55,990,877.95
Asset Representations Reviewer Fee	$33.91	$33.91	$0.00	$0.00	$55,990,844.04
Supplemental ARR Fee	$180.77	$180.77	$0.00	$0.00	$55,990,663.27
Servicing Fee	$678,235.13	$678,235.13	$0.00	$0.00	$55,312,428.14
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$52,621,802.39
Class A-1b Note Interest	$892,371.81	$892,371.81	$0.00	$0.00	$51,729,430.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,729,430.58
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$51,454,254.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,454,254.16
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$51,283,500.16
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$51,283,500.16
Class R Interest	$51,283,500.16	$51,283,500.16	$0.00	$0.00	$0.00

Total	$55,992,197.84	$55,992,197.84	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$892,371.81	$0.00	$0.00	$892,371.81
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$4,028,927.98	$0.00	$0.00	$4,028,927.98

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.45	$0.00	$4.45
Class A-1b	$1,000.00	$5.10	$0.00	$5.10
Class B	$1,000.00	$4.62	$0.00	$4.62
Class C	$1,000.00	$4.78	$0.00	$4.78

Total	$1,000.00	$4.60	$0.00	$4.60

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$875,000,000.00	1.00	$875,000,000.00	1.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$437,500,000.00
Ending Principal Funding Account Limit	$437,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.